Cover	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	MONDELĒZ INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	905 West Fulton Market, Suite 200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	847
Local Phone Number	943-4000
Entity File Number	1-16483
Entity Tax Identification Number	52-2284372
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001103982
Class A Common Stock, no par value
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, no par value
Trading Symbol	MDLZ
Security Exchange Name	NASDAQ
1.625% Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2027
Trading Symbol	MDLZ27
Security Exchange Name	NASDAQ
0.250% Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	0.250% Notes due 2028
Trading Symbol	MDLZ28
Security Exchange Name	NASDAQ
0.750% Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2033
Trading Symbol	MDLZ33
Security Exchange Name	NASDAQ
2.375% Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	2.375% Notes due 2035
Trading Symbol	MDLZ35
Security Exchange Name	NASDAQ
4.500% Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	4.500% Notes due 2035
Trading Symbol	MDLZ35A
Security Exchange Name	NASDAQ
1.375% Notes due 2041
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2041
Trading Symbol	MDLZ41
Security Exchange Name	NASDAQ
3.875% Notes due 2045
Document Information [Line Items]
Title of 12(b) Security	3.875% Notes due 2045
Trading Symbol	MDLZ45
Security Exchange Name	NASDAQ